EQUITY METHOD INVESTMENTS (Schedule of Equity Method Investments) (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Jul. 31, 2015 USD ($)	Jul. 31, 2015 CNY (¥)	Dec. 31, 2014	Dec. 28, 2012 USD ($)	Dec. 28, 2012 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Equity interest in equity method investment	100.00%
Suzhou Chorus Medical Technologies Co., Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest in equity method investment	36.00%			36.00%
JYADK [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest in equity method investment	33.00%			33.00%
BPMC [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest in equity method investment	25.00%			25.00%
MD Anderson Cancer Center Proton Therapy Center [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest in equity method investment					45.41%	45.41%
Global Oncology [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest in equity method investment	46.90%			46.90%
PTC [Member]
Schedule of Equity Method Investments [Line Items]
Voting interest acquired		14.34%	14.34%
Equity interest in equity method investment					44.55%	44.55%
Purchase price of entity		$ 4,641	¥ 30,063		$ 32,291	¥ 201,176
PTC GP Management LLC [Member]
Schedule of Equity Method Investments [Line Items]
Voting interest acquired		17.07%	17.07%
Equity interest in equity method investment					45.00%	45.00%
Maximum voting percentage required to pass resolution	50.00%
Maximum member interest required for amendment of regulation	67.00%
General Partner [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest in equity method investment					1.00%	1.00%